CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents		$ 887	$ 1,234
Trade accounts receivable, net of allowance for doubtful accounts		6,963	5,704
Inventories		3,871	3,926
Prepaid expenses and other current assets		1,781	456
Total current assets		13,502	11,320
Severance pay fund		57	50
Fixed assets, net		8,586	8,453
Intangible assets			322
Total assets		22,145	20,145
CURRENT LIABILITIES
Short-term credit and current maturities of long-term debt		7,063	2,868
Short-term credit from related party		1,442
Accounts payable:
Trade		5,451	4,727
Other current liabilities		4,111	3,818
Total current liabilities		18,067	11,413
LONG-TERM LIABILITIES
Long-term debt, excluding current maturities		388	1,954
Employees' severance benefits		231	144
Total long-term liabilities		619	2,098
SHAREHOLDERS' EQUITY
Ordinary shares, NIS 3.0 par value Authorized 10,000,000 shares, issued and outstanding 2,028,552 shares as of December 31, 2017 and 2,028,552 as of December 31, 2016	[1]	1,985	1,985
Additional paid-in capital		17,270	17,270
Cumulative foreign currency translation adjustments		2,415	1,815
Capital reserves		695	695
Accumulated deficit		(18,906)	(15,131)
Total equity		3,459	6,634
Total liabilities, shareholders' equity		$ 22,145	$ 20,145

[1]	Respectively adjusted to reflect reverse split of shares.